Notes Payable (Details) - Schedule of the notes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Total Principal amount	$ 543,511	$ 1,208,186
Current portion	(427,413)	(981,759)
Long term portion	116,098	226,427
December 31, 2022	427,413
December 31, 2023	116,098
Notes Payable [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable	66,000
Notes Payable One [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable		304,845
Notes Payable Two [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable		69,230
Notes Payable Three [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable		86,807
Notes Payable Four [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable	226,115	386,268
Notes Payable Five [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable	102,368	349,761
Notes Payable Six [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable		11,275
Notes Payable Seven [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable	130,128
Notes Payable Eight [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable	$ 18,900